Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Select STOXX Europe Aerospace & Defense ETF
Shareholder Report [Line Items]
Fund Name	Select STOXX Europe Aerospace & Defense ETF
Class Name	Select STOXX Europe Aerospace & Defense ETF
Trading Symbol	EUAD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Select STOXX Europe Aerospace & Defense ETF for the period October 21, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.select-funds.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.select-funds.com
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUAD	$18¹	0.45%
¹	Based on operations for the period October 21, 2024 to February 28, 2025. Expenses for the full fiscal period would be higher.

Expenses Paid, Amount	$ 18 [1]
Expense Ratio, Percent	0.45%
Net Assets	$ 67,327,871
Holdings Count | Holdings	13
Investment Company, Portfolio Turnover	3.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
Net Assets	$67,327,871
Number of Holdings	13
Portfolio Turnover	3.10%

Holdings [Text Block]	In what did the Fund invest? (as of February 28, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Airbus SE	22.8%
Safran SA	20.8%
Rolls-Royce Holdings	13.2%
Rheinmetall AG	12.2%
BAE Systems PLC	12.0%
Thales SA	4.9%
Leonardo SpA	4.0%
MTU Aero Engines AG	2.9%
Saab AB	2.6%
Hensoldt AG	0.9%

[1]	Based on operations for the period October 21, 2024 to February 28, 2025. Expenses for the full fiscal period would be higher.